Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating Activities:
Profit before tax	¥ 831,892	¥ 1,118,976	¥ 880,352
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(5,888)	(274,371)	(112,008)
Foreign exchange losses	181,023	16,612	241,570
Provision for loan losses	122,927	126,623	141,457
Depreciation and amortization	218,915	310,179	301,638
Share of post-tax profit of associates and joint ventures	(40,157)	(49,323)	(29,318)
Net changes in assets and liabilities:
Net increase (decrease) of term deposits with original maturities over three months	199,313	(210,821)	(57,503)
Net (increase) decrease of call loans and bills bought	(596,424)	4,436	(640,331)
Net (increase) decrease of reverse repurchase agreements and cash collateral on securities borrowed	(1,862,136)	372,563	(698,940)
Net (increase) decrease of loans and advances	(3,368,911)	354,622	(6,267,726)
Net change of trading assets and liabilities and derivative financial instruments	(901,481)	283,731	(250,579)
Net increase of deposits	5,129,513	5,881,032	4,505,200
Net increase (decrease) of call money and bills sold	126,395	(778,412)	911,525
Net increase of repurchase agreements and cash collateral on securities lent	879,734	2,735,586	2,610,655
Net increase of other unsubordinated borrowings and debt securities in issue	2,073,280	991,110	2,437,331
Income taxes paid-net	(283,761)	(105,880)	(337,299)
Other operating activities-net	81,599	395,318	104,575
Net cash and cash equivalents provided by (used in) operating activities	2,785,833	11,171,981	3,740,599
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(25,077,310)
Proceeds from sale of financial assets at fair value through profit or loss and investment securities	17,705,865
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	8,922,752
Purchases of financial assets at fair value through profit or loss and available-for-sale financial assets		(22,488,127)	(19,640,194)
Proceeds from sale of financial assets at fair value through profit or loss and available-for-sale financial assets		13,384,847	13,460,988
Proceeds from maturities of financial assets at fair value through profit or loss and available-for-sale financial assets		6,265,527	6,604,279
Purchases of held-to-maturity investments		(2,001)
Proceeds from maturities of held-to-maturity investments		792,358	1,093,887
Acquisitions of subsidiaries and businesses, net of cash and cash equivalents acquired	37,966	(160,862)	(199,356)
Investments in associates and joint ventures	(102,830)	(7,744)	(16,494)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed	157,507	(852,179)
Proceeds from sale of investments in associates and joint ventures	101,359	19,415	14,696
Purchases of property, plant and equipment, and investment properties	(508,835)	(710,838)	(491,444)
Purchases of intangible assets	(139,305)	(136,100)	(145,001)
Proceeds from sale of property, plant and equipment, investment properties and intangible assets	104,403	302,027	169,027
Other investing activities-net	(2)		1,192
Net cash and cash equivalents provided by (used in) investing activities	1,201,570	(3,593,677)	851,580
Financing Activities:
Redemption of subordinated borrowings	(8,000)	(10,000)	(11,000)
Proceeds from issuance of subordinated bonds		104,866	244,315
Redemption of subordinated bonds	(26,721)	(180,034)	(371,640)
Redemption of preferred securities	(299,239)	(135,000)	(86,887)
Proceeds from issuance of other equity instruments		149,916	149,887
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(245,595)	(218,569)	(205,078)
Dividends paid to non-controlling interest shareholders	(77,180)	(62,529)	(65,860)
Coupons paid to other equity instruments holders	(11,875)	(9,722)	(7,929)
Purchase of treasury stock and proceeds from sale of treasury stock-net	(69,800)	379	179,657
Purchase of other equity instruments and proceeds from sale of other equity instruments-net	(819)	(103)	(102)
Transactions with non-controlling interest shareholders-net	7,837	(6)	386
Net cash and cash equivalents used in financing activities	(731,392)	(360,802)	(174,251)
Effect of exchange rate changes on cash and cash equivalents	44,062	(45,865)	(300,075)
Net increase of cash and cash equivalents	3,300,073	7,171,637	4,117,853
Cash and cash equivalents at beginning of period	53,416,456	46,244,819	42,126,966
Cash and cash equivalents at end of period	56,716,529	53,416,456	46,244,819
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	2,501,705	2,249,000	2,025,371
Interest paid	¥ 1,056,903	¥ 711,432	¥ 484,362